Financial instruments included in the statement of financial position and impact on income - Narrative (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	€ 110,891	€ 52,750	€ 28,818	€ 49,737